Ordinary Shares	6 Months Ended
May 31, 2026
Ordinary Shares [Abstract]
ORDINARY SHARES
15.	ORDINARY SHARES

The Company was established under the laws of British Virgin Islands on July 5, 2018. The authorized number of Ordinary Shares was 50,000 shares with a par value of US$1.0.

On November 6, 2021, the shareholders of the Company resolved to create an additional 500,000,000 of the authorized Ordinary Shares with a par value of US$0.00001 (the “Increase in Share Capital”). Following the Increase in Share Capital, on November 7, 2021, the Company newly issued 11,250,000 Ordinary Shares with a par value of US$0.00001 (the “Shares Issued”). Following the Shares Issued, the Company repurchased and cancelled 50,000 of the outstanding Ordinary Shares with a par value of US$1.0 issued and outstanding as of November 30, 2020.

On March 7, 2022, the Company’s board of directors approved and declared a dividend of HK$15,000,000 payable to its shareholders, of which HK$12,699,814 was offset against the amount due from director and related party as of November 30, 2021 and the remaining HK$2,300,186 was paid in cash on March 16, 2022. The dividend per share was HK$1.33.

On March 20, 2024, the Company completed its initial public offering (the “IPO”) on the NASDAQ. In the offering, 1,875,000 ordinary shares were issued and sold to the public at a price of US$4 per share. The net proceeds to the Company from the IPO, after deducting the accrued and paid commissions and offering expenses, were approximately US$6,303,045 (HK$ 49.04 million).

On November 27, 2024, the shareholders of the Company passed a resolution to reclassify 1,500,000 ordinary shares held by Ms. Wai Lau into Class B ordinary shares, with remaining ordinary shares as Class A ordinary shares. All of the Class B shareholders are controlled by Ms. Wai Lau, the founder of the Company.

Each of the Class A ordinary shares and Class B ordinary shares has the right to an equal share in any dividend paid by the Company and the right to an equal share in the distribution of the surplus assets of the Company. However, each Class A ordinary share has the right to one vote on any resolution, and each Class B ordinary share has the right to fifty (50) votes on any resolutions.

The re-designation of its ordinary shares of a single class each with a par value of US$0.00001 (issued and unissued) (the “Ordinary Shares”) that all the currently issued 13,125,000 Ordinary Shares be and are re-designated into Class A ordinary shares each with a par value of US$0.00001 with one vote per share but with all rights and restrictions remaining identical to the Ordinary Shares (the “Class A Ordinary Shares”) on a one-for-one basis, the remaining authorized but unissued Ordinary Shares be and are re-designated into 436,875,000 Class A Ordinary Shares and 50,000,000 Class B ordinary shares each with a par value of US$0.00001 with fifty votes per share (the “Class B Ordinary Shares”) on a one-for-one basis and such that the Company will be authorized to issue a maximum of 500,000,000 shares each with a par value of US$0.00001 divided into 450,000,000 Class A Ordinary Shares and 50,000,000 Class B Ordinary Shares. As a result of the issuances and reclassification stated above, the Company had 0 and 450,000,000 authorized Class A ordinary shares, par value of US$0.00001, of which 0 and 11,625,000 Class A ordinary shares were issued and outstanding as of November 30, 2023 and 2024, respectively. The Company had 0 and 50,000,000 authorized Class B ordinary shares, par value of US$0.00001, of which 0 and 1,500,000 Class B ordinary shares were issued and outstanding as of November 30, 2023 and 2024, respectively.

In June 2025, the company issued 15,000,000 Class A ordinary shares in a private placement financing for aggregate gross proceeds of approximately US$ 3,922,500. The issuance was accounted for as an equity financing transaction, with par value recorded as share capital and the excess over par value recorded as additional paid-in capital. The net proceeds were used for general corporate purposes. As of the reporting date, the company has not yet received investment proceeds amounting to US$1,333,650 (equivalent to HK$10,385,133).

In July 2025, the company issued 2,625,000 Class A ordinary shares to certain consultants and one employee pursuant to the company’s 2025 Stock Incentive plan. The grant date fair value of the Company’s Class A ordinary shares was US$1.205 per share, determined with reference to the quoted closing market price on the grant date. The shares were issued to eligible participants at subscription price of US$0.3 per share. The difference between the grant date fair value and the subscription price represents share-based compensation in accordance with ASC718. As of the reporting date, the company has not yet received investment proceeds amounting to US$60,000 (equivalent to HK$467,220).

On January 15, 2026, the company’s board of directors approved a reverse stock split of the Company’s issued and outstanding ordinary shares at a ratio of one-for-twenty (1:20). The reverse stock split became effective on February 17, 2026. All share and per share amounts, including the number of shares outstanding, earnings per share, and other per share data, have been retrospectively adjusted for a period presented to reflect the reverse stock split. In connection with the reverse stock split, the authorized share capital was proportionally adjusted to 22,500,000 Class A ordinary shares and 2,500,000 Class B ordinary shares, each with a par value of US$0.0002 per share, effective February 17, 2026.

On March 31, 2026, the Company’s shareholders approved a resolution to increase the Company’s authorized share capital to a maximum of 10,000,000,000 shares, each with a par value of US$0.0002, divided into 9,800,000,000 Class A ordinary shares, 190,000,000 Class B ordinary shares and 10,000,000 Class C ordinary shares. As of May 31, 2026, the Company had no Class C ordinary shares issued and outstanding. Each Class C ordinary share is entitled to 500 votes per share and is convertible into one Class A ordinary share but is not convertible into Class B ordinary shares. Holders of Class C ordinary shares are entitled to the same rights to dividends and distributions upon liquidation as holders of Class A and Class B ordinary shares.

On April 29, 2026, the company entered into a securities purchase agreement with New Bay Development (Intel) Holding Co., Limited, a wholly-owned subsidiary of XJ International Holdings Co., Ltd., a Cayman Islands company in which Mr. Huiwu Wang, a shareholder of the Company, holds a substantial interest and serves as director and chief executive officer (the “Affiliate”). Pursuant to the Securities Purchase Agreement, the Affiliate agreed to subscribe for and purchase from the Company, and the Company agreed to issue and sell to the Affiliate, an aggregate of 600,000 Class B ordinary shares of the Company, par value US$0.0002 per share, for a purchase price of US$12.5 per share. The gross proceeds from this offering are US$7,500,000. As of the reporting date, the company has not yet received investment proceeds amounting to US$7,500,000 (equivalent to HK$58,785,000). Subsequent to interim period, the Company received subscription proceeds of US$7,500,000 related to the 600,000 Class B ordinary shares.